                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5786

                   Van Kampen Investment Grade Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN INVESTMENT GRADE MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)



PAR
Amount
(000)            Description                                                     Coupon            Maturity           Value
                 MUNICIPAL BONDS    146.5%
                 ALABAMA    2.2%
         1,000   Gadsden, AL Wts Ser B (AMBAC Insd)                                 5.250 %        08/01/21      $      1,105,450
                                                                                                                ------------------

                 ALASKA    4.5%
         1,000   Alaska St Intl Arpt Rev Ser B (AMBAC Insd)                         5.750          10/01/17             1,150,100
         1,000   Matanuska-Susitna Boro, AK Ctf Part Pub Safety Bldg
                 Lease (FSA Insd)                                                   5.750          03/01/16             1,118,980
                                                                                                                ------------------
                                                                                                                        2,269,080
                                                                                                                ------------------

                 ARIZONA    2.3%
         1,000   Phoenix, AZ Civic Impt Corp Wastewtr Sys Rev Jr Lien
                 (Prerefunded @ 07/01/10) (FGIC Insd)                               6.250          07/01/17             1,170,120
                                                                                                                ------------------

                 ARKANSAS    0.8%
           426   Dogwood Addition PRD Muni Ppty Owners Multi-Purp
                 Imp Dist No 8 Maumelle AK Impt Ser 2001 Rfdg
                 (Acquired 03/14/01, Cost $425,960) (a)                             7.500          03/01/06               426,233
                                                                                                                ------------------

                 CALIFORNIA    15.9%
           750   California St Dept Wtr Res Pwr Ser A                               6.000          05/01/15               873,360
         1,000   California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                  5.375          05/01/18             1,112,260
           995   California St Pub Wks Brd UCLA Replacement Hosp
                 Ser A (FSA Insd)                                                   5.375          10/01/20             1,098,679
         4,290   Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev
                 (Escrowed to Maturity) (MBIA Insd) (b)                               *            09/01/17             2,326,896
           225   Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap
                 Apprec Sr Lien Ser A (Prerefunded @ 01/01/10)                      7.150          01/01/13               274,106
           500   Fresno, CA Uni Sch Dist Ser A Rfdg (MBIA Insd)                     6.100          08/01/12               596,815
         1,000   Los Angeles, CA Uni Sch Dist Ser A (MBIA Insd)                     5.375          07/01/18             1,128,800
         1,000   San Joaquin Hills, CA Transn Corridor Agy Toll Rd Rev
                 Cap Apprec Ser A Rfdg (MBIA Insd)                                    *            01/15/27               338,510
         1,000   San Joaquin Hills, CA Transn Corridor Agy Toll Rd Rev
                 Cap Apprec Ser A Rfdg (MBIA Insd)                                    *            01/15/28               318,620
                                                                                                                ------------------
                                                                                                                        8,068,046
                                                                                                                ------------------

                 COLORADO    6.7%
         1,000   Colorado Hlth Fac Auth Rev Evangelical Lutheran Ser A              5.250          06/01/34             1,032,930
           180   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to
                 Maturity) (f)                                                     11.500          09/01/05               189,432
           205   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to
                 Maturity) (f)                                                     11.500          09/01/06               232,816


           235   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to
                 Maturity) (f)                                                     11.500          09/01/07               285,360
           265   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to
                 Maturity) (f)                                                     11.500          09/01/08               340,909
           300   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to
                 Maturity) (f)                                                     11.500          09/01/09               405,411
           340   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to
                 Maturity) (f)                                                     11.500          09/01/10               479,468
           220   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to
                 Maturity)                                                         11.500          09/01/11               322,252
           100   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to
                 Maturity) (f)                                                      9.000          09/01/12               135,331
                                                                                                                ------------------
                                                                                                                        3,423,909
                                                                                                                ------------------

                 CONNECTICUT    3.0%
         1,360   Bridgeport, CT Ser A (MBIA Insd)                                   5.250          08/15/24             1,499,930
                                                                                                                ------------------

                 FLORIDA    9.2%
           400   Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)                     5.750          01/01/32               400,576
         1,000   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                   5.950          07/01/20             1,017,540
         1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist
                 Hlth Sys Ser D                                                     5.375          11/15/35             1,049,610
         1,000   Jacksonville, FL Rev Better Jacksonville
                 (MBIA Insd)                                                        5.250          10/01/21             1,113,740
         1,000   West Palm Beach, FL                                                5.250          03/01/14             1,080,180
                                                                                                                ------------------
                                                                                                                        4,661,646
                                                                                                                ------------------

                 GEORGIA    4.3%
         1,000   Columbus, GA Wtr & Swr Rev Rfdg (MBIA Insd)                        5.000          05/01/25             1,068,250
         1,000   Municipal Elec Auth GA Combustion Turbine Proj Ser A
                 (MBIA Insd)                                                        5.250          11/01/16             1,114,960
                                                                                                                ------------------
                                                                                                                        2,183,210
                                                                                                                ------------------

                 ILLINOIS    12.1%
           100   Bedford Park, IL Tax Increment 71st & Cicero Proj Rfdg             7.000          01/01/06               101,504
         1,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien C
                 2 Rfdg (AMT) (FSA Insd)                                            5.250          01/01/30             1,048,930
           400   Chicago, IL O'Hare Intl Arpt Spl Fac Rev United Airl Inc
                 Proj Ser B Rfdg (AMT) (c) (d)                                      6.100          11/01/35                70,000
         1,250   Chicago, IL Proj Ser C Rfdg (FGIC Insd)                            5.500          01/01/40             1,380,100
            50   Chicago, IL Single Family Mtg Rev Ser B (AMT) (GNMA
                 Collateralized)                                                    7.625          09/01/27                50,213
           510   Cook Cnty, IL Sch Dist No 107 (f)                                  7.150          12/01/08               585,796
           575   Cook Cnty, IL Sch Dist No 107 (f)                                  7.200          12/01/09               677,856
           625   Cook Cnty, IL Sch Dist No 107                                      7.000          12/01/10               746,138
           500   Hodgkins, IL Tax Increment Ser A Rfdg                              7.625          12/01/13               530,025
           250   Lake Cnty, IL Cmnty Unit (Escrowed to Maturity)
                 (Radian Insd) (b)                                                  7.600          02/01/14               326,025
         1,000   McHenry & Kane Cntys, IL Cmnty (FGIC Insd)                           *            01/01/16               626,340
                                                                                                                ------------------
                                                                                                                        6,142,927
                                                                                                                ------------------

                 INDIANA    2.2%
         1,000   MSD Warren Twp IN Vision 2005 First Mtg (FGIC Insd)                5.500          07/15/20             1,115,190
                                                                                                                ------------------

                 KANSAS    8.6%





         1,825   Cowley Cnty, KS Uni Sch Dist Impt Rfdg (MBIA Insd) (f)             5.250          10/01/22             2,024,016
           400   Overland Pk, KS Dev Corp Rev First Tier Overland Park
                 Ser A                                                              7.375          01/01/32               439,024
         1,000   Wyandotte Cnty, KS Sch Dist 500 Rfdg (FSA Insd)                    5.000          09/01/19             1,094,680
           740   Wyandotte Cnty/Kansas City, KS Uni Govt Indl Rev Brd
                 Pub Util Office Bldg Complex Proj (MBIA Insd)(f)                   5.000          05/01/09               802,981
                                                                                                                ------------------
                                                                                                                        4,360,701
                                                                                                                ------------------

                 MARYLAND    1.0%
           500   Maryland St Econ Dev Corp Student Hsg Rev Univ MD
                 College Pk Proj                                                    5.625          06/01/35               519,285
                                                                                                                ------------------

                 MASSACHUSETTS    4.6%
           600   Massachusetts St Dev Fin Agy Rev Proj Ser A-100
                 (MBIA Insd)                                                        5.125          02/01/34               628,134
         1,500   Massachusetts St Fed Hwy Grant Antic Nt Ser A                      5.750          06/15/14             1,690,830
                                                                                                                ------------------
                                                                                                                        2,318,964
                                                                                                                ------------------

                 MISSOURI    8.1%
         1,000   Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac
                 Rev Southeast MO Hosp Assoc                                        5.625          06/01/27             1,033,130
           400   Fenton, MO Tax Increment Rev & Impt Gravois Bluffs
                 Proj Rfdg                                                          7.000          10/01/21               433,180
         1,000   Saint Charles, MO Ctf Part Ser B                                   5.500          05/01/18             1,078,570
         1,460   Saint Louis, MO Brd Ed Direct Dep Pgm Ser A Rfdg
                 (FSA Insd)                                                         5.000          04/01/21             1,576,727
                                                                                                                ------------------
                                                                                                                        4,121,607
                                                                                                                ------------------

                 NEVADA    2.8%
         1,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj
                 Ser A (AMT) (AMBAC Insd)                                           5.250          07/01/34             1,049,180
           390   Nevada Hsg Div Single Family Mtg Mezz Ser D2 (AMT)                 6.300          04/01/21               391,911
                                                                                                                ------------------
                                                                                                                        1,441,091
                                                                                                                ------------------

                 NEW HAMPSHIRE    1.6%
           525   New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch                6.750          07/01/20               546,347
           250   New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant
                 Hlth                                                               5.500          07/01/34               260,105
                                                                                                                ------------------
                                                                                                                          806,452
                                                                                                                ------------------

                 NEW JERSEY    8.3%
         1,000   New Jersey Econ Dev Auth Econ Dev Rev Kapkowski
                 Rd Landfill Proj Rfdg                                              5.750          04/01/31               997,900
           500   New Jersey Econ Dev Auth Rev Cigarette Tax                         5.750          06/15/34               527,945
         1,500   New Jersey Econ Dev Auth Wtr Fac Rev NJ American
                 Wtr Co Inc Ser B (AMT) (FGIC Insd)                                 5.375          05/01/32             1,586,565
         1,000   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A
                 (AMBAC Insd)                                                       5.250          09/01/21             1,105,680
                                                                                                                ------------------
                                                                                                                        4,218,090
                                                                                                                ------------------

                 NEW YORK    5.3%
         1,000   New York City Ser G                                                5.000          12/01/33             1,033,370
         1,000   New York City Ser H                                                5.750          03/15/13             1,124,600



           500   Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty Dev
                 Ppty Yonkers Inc Ser A                                             6.625          02/01/26               540,465
                                                                                                                ------------------
                                                                                                                        2,698,435
                                                                                                                ------------------

                 NORTH CAROLINA    2.2%
         1,000   North Carolina Muni Pwr Agy Ser A (MBIA Insd)                      5.250          01/01/20             1,107,520
                                                                                                                ------------------

                 OHIO    2.6%
         1,250   Ohio St Bldg Auth St Fac Admin Bldg Fd Proj Ser A
                 (FSA Insd)                                                         5.000          04/01/22             1,344,413
                                                                                                                ------------------

                 OREGON    2.2%
         1,000   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                        5.250          11/01/18             1,104,410
                                                                                                                ------------------

                 PENNSYLVANIA    4.2%
         1,000   Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev Coll
                 Toledo Edison Co Proj Rfdg                                         7.625          05/01/20             1,033,930
           315   Crawford Cnty, PA Hosp Auth Sr Living Fac Rev
                 Wesbury Utd Methodist Cmnty (f)                                    5.875          08/15/10               331,843
           350   Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA Insd)                 5.000          12/01/33               383,506
           400   Montgomery Cnty, PA Indl Dev Auth Rev Whitemarsh
                 Continuing Care Proj (e)                                           6.125          02/01/28               403,060
                                                                                                                ------------------
                                                                                                                        2,152,339
                                                                                                                ------------------

                 SOUTH CAROLINA    4.8%
         1,235   Rock Hill, SC Util Sys Rev Ser C Rfdg (FSA Insd) (f)               5.250          01/01/15             1,357,265
         1,000   South Carolina Jobs Econ Elec & Gas Co Proj Ser A
                 (AMBAC Insd)                                                       5.200          11/01/27             1,072,480
                                                                                                                ------------------
                                                                                                                        2,429,745
                                                                                                                ------------------

                 TENNESSEE    2.0%
           400   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg
                 Ser B Impt & Rfdg                                                  8.000          07/01/33               480,368
           400   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp Ser B
                 Impt & Rfdg (MBIA Insd)                                            7.750          07/01/29               515,184
                                                                                                                ------------------
                                                                                                                          995,552
                                                                                                                ------------------

                 TEXAS    11.9%
         1,000   Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser A Rfdg
                 (AMT) (FGIC Insd)                                                  5.500          11/01/31             1,057,280
         1,500   Fort Worth, TX Wtr & Swr Rev Impt Rfdg                             5.750          02/15/16             1,688,265
         1,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA
                 Insd)                                                              5.625          07/01/30             1,089,060
           400   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones
                 Mem Hosp Proj                                                      7.250          01/01/31               401,068
         1,000   North Cent TX Hlth Fac Dev Hosp Baylor Hlthcare Sys
                 Proj Ser A                                                         5.125          05/15/29             1,028,320
           182   Pecos Cnty, TX Ctf Part (Acquired 06/23/97, Cost
                 $182,469) (a)                                                      6.000          01/12/08               184,177
           605   Texas St Pub Ppty Fin Corp Rev Mental Hlth &
                 Retardation Rfdg (FSA Insd)                                        5.500          09/01/13               612,599
                                                                                                                ------------------
                                                                                                                        6,060,769
                                                                                                                ------------------

                 WASHINGTON    8.1%
         1,000   Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg
                 (FSA Insd)                                                         5.500          07/01/17             1,120,430
         1,660   Pierce Cnty, WA (AMBAC Insd) (f)                                   5.750          08/01/16             1,872,380




         1,000   Port Seattle, WA Rev Ser B (AMT) (MBIA Insd)                       5.625          02/01/24             1,093,190
                                                                                                                ------------------
                                                                                                                        4,086,000
                                                                                                                ------------------

                 WISCONSIN    0.8%
           400   Wisconsin St Hlth & Ed Fac Beaver Dam Cmnty Hosp
                 Inc Ser A                                                          6.000          08/15/19               398,876
                                                                                                                ------------------

                 GUAM    2.1%
         1,000   Guam Pwr Auth Rev Ser A (AMBAC Insd)                               5.250          10/01/34             1,076,260
                                                                                                                ------------------

                 PUERTO RICO    2.1%
         1,000   Puerto Rico Pub Bldg Auth Rev Gtd Govt Fac Ser I
                 (Comwlth Gtd)                                                      5.250          07/01/33             1,064,920
                                                                                                                ------------------



TOTAL LONG-TERM INVESTMENTS    146.5%
   (Cost $68,653,392)                                                                                                  74,371,170

SHORT-TERM INVESTMENT    2.0%
    (Cost $1,000,000)                                                                                                   1,000,000
                                                                                                                ------------------


TOTAL INVESTMENTS    148.5%
   (Cost $69,653,392)                                                                                                  75,371,170

OTHER ASSETS IN EXCESS OF LIABILITIES    0.8%                                                                             391,305

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (49.3%)                                                         (25,016,474)
                                                                                                                ------------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                      $50,746,001
                                                                                                                ==================


                 Percentages are calculated as a percentage of net assets applicable to common shares.
*                Zero coupon bond
(a)              These securities are restricted and may be resold only
                 in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.2% of net assets applicable to common shares.
(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.
(c)              Non-income producing security.
(d)              This borrower has filed for protection in federal
                 bankruptcy court.
(e)              Securities purchased on a when-issued or delayed
                 delivery basis.
(f)              The Trust owns 100% of the bond issuance.
AMBAC          - AMBAC Indemnity Corp.
AMT            - Alternative Minimum Tax
Comwth Gtd     - Commonwealth of Puerto Rico
FGIC           - Financial Guaranty Insurance Co.
FSA            - Financial Security Assurance Inc.
GNMA           - Government National Mortgage Association
MBIA           - Municipal Bond Investors Assurance Corp.
Radian         - Radian Asset Assurance

Future contracts outstanding as of January 31, 2005:

                                                                                              UNREALIZED
                                                                                             APPRECIATION/
SHORT CONTRACTS:                                                       CONTRACTS             DEPRECIATION
        U.S. Treasury Notes 10-Year Futures March 2005                        11               $(14,997)
        (Current Notional Value of $112,266 per contract)
        U.S. Treasury Notes 5-Year Futures March 2005                         50                (20,122)
        (Current Notional Value of $109,250 per contract)
                                                                        --------               --------
                                                                              61               $(35,119)
                                                                        ========               ========

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Investment Grade Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
  ----------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005